Financial Instruments and Risk Management (Details)	12 Months Ended
Dec. 31, 2025
ZIG Local Currency [Member]
Financial Instruments and Risk Management [Line Items]
Percentage of local currency	5.00%
ZAR Local Currency [Member]
Financial Instruments and Risk Management [Line Items]
Percentage of local currency	5.00%